Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	43-1626350
Plan number	002
Current Value	$ 52,105,542
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 36,994,263
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	433,236
Current Value	$ 15,111,279
Investment, Identifier [Axis]: COMMON STOCK | Hawthorn Bancshares, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	433,236
Current Value	$ 15,111,279
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2015 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	5,771
Current Value	$ 74,161
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2020 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	15,532
Current Value	$ 219,784
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2025 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	117,612
Current Value	$ 1,886,493
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2030 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	132,471
Current Value	$ 2,467,941
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2035 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	158,086
Current Value	$ 3,289,775
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2040 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	103,673
Current Value	$ 2,376,186
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2045 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	65,115
Current Value	$ 1,551,702
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2050 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	85,089
Current Value	$ 1,999,585
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2055 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	41,823
Current Value	$ 1,241,732
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2060 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	28,724
Current Value	$ 583,675
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2065 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	15,188
Current Value	$ 304,521
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS 2070 TARGET DATE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	542
Current Value	$ 6,977
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS AMERICAN BALANCED
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	11,848
Current Value	$ 443,225
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS BOND FUND OF AMER
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	132,259
Current Value	$ 1,514,363
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS EUROPACIFIC GR
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	25,739
Current Value	$ 1,510,612
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS FUNDAMENTAL INVESTORS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	21,884
Current Value	$ 2,004,762
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS GROWTH FUND OF AMER
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	47,822
Current Value	$ 3,793,695
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS NEW PERSPECTIVE
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	33,673
Current Value	$ 2,328,855
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS NEW WORLD FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	1,283
Current Value	$ 118,759
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS SMALLCAP WORLD
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	17,346
Current Value	$ 1,259,457
Investment, Identifier [Axis]: MUTUAL FUNDS | AMERICAN FUNDS US GOVT MONEY MARKET
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	1,889,729
Current Value	$ 1,889,729
Investment, Identifier [Axis]: MUTUAL FUNDS | CALVERT BOND A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	32,120
Current Value	$ 474,739
Investment, Identifier [Axis]: MUTUAL FUNDS | COLUMBIA LARGE CAP INDEX A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	14,722
Current Value	$ 783,820
Investment, Identifier [Axis]: MUTUAL FUNDS | INVESCO MAIN STREET SMALL CAP A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	15,208
Current Value	$ 335,632
Investment, Identifier [Axis]: MUTUAL FUNDS | ISHARES RUSSELL MID-CAP INDEX A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	55,204
Current Value	$ 849,039
Investment, Identifier [Axis]: MUTUAL FUNDS | JPMORGAN LARGE CAP GROWTH
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	95
Current Value	$ 7,518
Investment, Identifier [Axis]: MUTUAL FUNDS | PGIM GLOBAL REAL ESTATE
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	9,201
Current Value	$ 188,626
Investment, Identifier [Axis]: MUTUAL FUNDS | PUTNAM LARGE CAP VALUE A
EBP, Schedule of Asset Held for Investment [Line Items]
Description of Investment (in shares) | shares	88,889
Current Value	$ 3,488,900